Fair Value Measurements and Disclosures	12 Months Ended
Dec. 31, 2011
Fair Value Measurements and Disclosures [Abstract]
Fair Value Measurements and Disclosures

13. Fair Value Measurements and Disclosures

a) Fair Value Measurements

We use fair value measurements to record fair value adjustments to certain assets and to determine fair value disclosures. We did not have any liabilities that were measured at fair value at December 31, 2011 and 2010, respectively. Our securities available-for-sale are recorded at fair value on a recurring basis. Additionally, from time to time, we may be required to record at fair value other assets or liabilities on a non-recurring basis, such as foreclosed real estate owned, certain impaired loans and goodwill. These non-recurring fair value adjustments generally involve the write-down of individual assets due to impairment losses.

In accordance with ASC Topic 820, Fair Value Measurements and Disclosures, we group our assets at fair value in three levels, based on the markets in which the assets are traded and the reliability of the assumptions used to determine fair value. These levels are:

• Level 1 – Valuation is based upon quoted prices for identical instruments traded in active markets.

• Level 2 – Valuation is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market.

• Level 3 – Valuation is generated from model-based techniques that use significant assumptions not observable in the market. These unobservable assumptions reflect our own estimates of assumptions that market participants would use in pricing the asset or liability. Valuation techniques include the use of option pricing models, discounted cash flow models and similar techniques. The results cannot be determined with precision and may not be realized in an actual sale or immediate settlement of the asset or liability.

We base our fair values on the price that would be received to sell an asset in an orderly transaction between market participants at the measurement date. ASC Topic 820 requires us to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.

Assets that we measure on a recurring basis are limited to our available-for-sale securities portfolio. Our available-for-sale portfolio is carried at estimated fair value with any unrealized gains and losses, net of taxes, reported as accumulated other comprehensive income or loss in shareholders’ equity. Substantially all of our available-for-sale portfolio consists of mortgage-backed securities and investment securities issued by GSEs. The fair values for substantially all of these securities are obtained monthly from an independent nationally recognized pricing service. On a monthly basis, we assess the reasonableness of the fair values obtained by reference to a second independent nationally recognized pricing service. Based on the nature of our securities, our independent pricing service provides us with prices which are categorized as Level 2 since quoted prices in active markets for identical assets are generally not available for the majority of securities in our portfolio. Various modeling techniques are used to determine pricing for our mortgage-backed securities, including option pricing and discounted cash flow models. The inputs to these models include benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, offers and reference data. On an annual basis, we obtain the models, inputs and assumptions utilized by our pricing service and review them for reasonableness. We also own equity securities with a carrying value of $7.4 million and $7.1 million at December 31, 2011 and 2010, respectively, for which fair values are obtained from quoted market prices in active markets and, as such, are classified as Level 1.

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a recurring basis at December 31, 2011 and 2010.

		Fair Value at December 31, 2011 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$9,170,390	$-	$9,170,390	$ -

Total available for sale debt securities	$9,170,390	$-	$9,170,390	$ -

Available for sale equity securities:
Financial services industry	$7,368	$7,368	$-	$ -

Total available for sale equity securities	7,368	7,368	-	-

Total available for sale securities	$9,177,758	$7,368	$9,170,390	$ -

		Fair Value at December 31, 2010 using

Description	Carrying Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
			(In thousands)
Available for sale debt securities:
Mortgage-backed securities	$18,120,537	$-	$18,120,537	$ -
U.S. government-sponsored enterprises debt	82,647	-	82,647	-

Total available for sale debt securities	18,203,184	-	18,203,184	-

Available for sale equity securities:
Financial services industry	$7,148	$7,148	$-	$ -

Total available for sale equity securities	7,148	7,148	-	-

Total available for sale securities	$18,210,332	$7,148	$18,203,184	$ -

Assets that were measured at fair value on a non-recurring basis at December 31, 2011 and 2010 were limited to non-performing commercial and construction loans that are collateral dependent, troubled debt restructurings and foreclosed real estate. Loans evaluated for impairment in accordance with FASB guidance amounted to $73.2 million and $16.7 million at December 31, 2011 and 2010, respectively. Based on this evaluation, we established an ALL of $4.4 million and $5.1 million for those same respective periods. The provision for loan losses related to these loans amounted to $2.3 million and $3.0 million for 2011 and 2010. These impaired loans are individually assessed to determine that the loan’s carrying value is not in excess of the fair value of the collateral, less estimated selling costs. Since these impaired loans are secured by real estate, fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker and, as such, are classified as Level 3.

Foreclosed real estate represents real estate acquired as a result of foreclosure or by deed in lieu of foreclosure and is carried at the lower of cost or fair value less estimated selling costs. Fair value is estimated through current appraisals, where practical, or an inspection and a comparison of the property securing the loan with similar properties in the area by either a licensed appraiser or real estate broker and, as such, foreclosed real estate properties are classified as Level 3. Foreclosed real estate consisted of one-to four-family properties at December 31, 2011 and 2010 and amounted to $40.6 million and $45.7 million, respectively. During 2011 and 2010, charge-offs to the ALL related to loans that were transferred to foreclosed real estate amounted to $4.4 million and $5.3 million, respectively. Write downs and net loss on sale related to foreclosed real estate that were charged to non-interest expense amounted to $7.5 million and $2.7 million for those same respective periods.

The following table provides the level of valuation assumptions used to determine the carrying value of our assets measured at fair value on a non-recurring basis at December 31, 2011 and 2010.

	Fair Value Measurements at December 31, 2011 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$73,240	$(2,280)
Foreclosed real estate	-	-	40,619	(7,461)

	Fair Value Measurements at December 31, 2010 using

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total Gains (Losses)
		(In thousands)
Impaired loans	$-	$-	$16,721	$-
Foreclosed real estate	-	-	45,693	(2,739)

The following table provides a reconciliation of assets measured at fair value on a non-recurring basis at December 31, 2011.

	Fair Value Measurements Using Significant Unobservable Inputs (Level 3)

	(In thousands)
	Foreclosed Real Estate	Impaired Loans
Balance at December 31, 2009	$16,736	$11,178
Net (losses) gains	(2,739)	-
Net transfers in (out)	31,696	5,543

Balance at December 31, 2010	$45,693	$16,721
Net (losses) gains	(7,461)	(2,280)
Net transfers in (out)	2,387	58,799

Balance at December 31, 2011	$40,619	$73,240

Notes to Consolidated Financial Statements

b) Fair Value Disclosures

The fair value of financial instruments represents the estimated amounts at which the asset or liability could be exchanged in a current transaction between willing parties, other than in a forced liquidation sale. These estimates are subjective in nature, involve uncertainties and matters of judgment and, therefore, cannot be determined with precision. Changes in assumptions could significantly affect the estimates. Further, certain tax implications related to the realization of the unrealized gains and losses could have a substantial impact on these fair value estimates and have not been incorporated into any of the estimates.

Carrying amounts of cash, due from banks and federal funds sold are considered to approximate fair value. The carrying value of FHLB stock equals cost. The fair value of FHLB stock is based on redemption at par value.

The fair value of one- to four-family mortgages and home equity loans are generally estimated using the present value of expected future cash flows, assuming future prepayments and using market rates for new loans with comparable credit risk. Published pricing in the secondary and securitization markets was also utilized to assist in the fair value of the loan portfolio. The valuation of our loan portfolio is consistent with accounting guidance but does not fully incorporate the exit price approach.

For time deposits and fixed-maturity borrowed funds, the fair value is estimated by discounting estimated future cash flows using currently offered rates. Structured borrowed funds are valued using an option valuation model which uses assumptions for anticipated calls of borrowings based on market interest rates and weighted-average life. For deposit liabilities payable on demand, the fair value is the carrying value at the reporting date. There is no material difference between the fair value and the carrying amounts recognized with respect to our off-balance sheet commitments.

Other important elements that are not deemed to be financial assets or liabilities and, therefore, not considered in these estimates include the value of Hudson City’s retail branch delivery system, its existing core deposit base and banking premises and equipment.

The estimated fair value of Hudson City’s financial instruments is summarized as follows at December 31:

	2011		2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
	(In thousands)
Assets:
Cash and due from banks	$194,029	$194,029	$175,769	$175,769
Federal funds sold	560,051	560,051	493,628	493,628
Investment securities held to maturity	539,011	545,761	3,939,006	3,867,488
Investment securities available for sale	7,368	7,368	89,795	89,795
Federal Home Loan Bank of New York stock	510,564	510,564	871,940	871,940
Mortgage-backed securities held to maturity	4,115,523	4,368,423	5,914,372	6,199,507
Mortgage-backed securities available for sale	9,170,390	9,170,390	18,120,537	18,120,537
Loans	29,137,359	30,935,705	30,773,956	32,328,933
Liabilities:
Deposits	25,507,760	25,707,551	25,173,126	25,584,478
Borrowed funds	15,075,000	17,428,484	29,675,000	32,975,633

Notes to Consolidated Financial Statements